Schedule of operation of business segments (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 18,040	$ 23,015	$ 41,005
Cost of revenues	(17,738)	(22,630)	(22,642)
Gross profit	302	385	18,363
Maggot Debridement Therapy Product [Member]
Segment Reporting Information [Line Items]
Revenue	17,797	22,705	24,013
Cost of revenues	(17,738)	(22,630)	(17,176)
Gross profit	59	75	6,837
Cosmeceutical Product [Member]
Segment Reporting Information [Line Items]
Revenue	243	310	16,992
Cost of revenues			(5,466)
Gross profit	$ 243	$ 310	$ 11,526